January 20, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Massachusetts Tax-Exempt Fund (the Trust) File No. 333-63579

Ladies and Gentlemen:

Enclosed is the 18th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, affecting the Series of the Trust. We are filing the Amendment pursuant to Rule 485(a)(1) under the Securities Act of 1933 (1) to implement the changes required by the new Form N-1A, and (2) to effect a number of non-material editorial changes.

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we have designated an effective date of March 29, 2010. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 503-5804.

Sincerely,

Frances T. Han

Associate Counsel

The Vanguard Group, Inc.

cc: Christian Sandoe, Esquire
U.S. Securities & Exchange Commission